Borrowings and derivative financial instrument - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings	R 43,257	R 41,687		R 36,618	R 22,728
Derivative financial instrument	0	0		3,810
Balance at end of the year	43,257	41,687		40,428
Current portion of borrowings and derivative financial instrument	(11,402)	(552)	[1]	(15,482)
Non-current portion of borrowings and derivative financial instrument	R 31,855	R 41,135	[1]	R 24,946

[1]	Amount for 31 December 2024 was revised (see note 16.2)